Product Sales Analysis - H1 2018	6 Months Ended
Jun. 30, 2018
Product Sales Analysis, H1 2018
Product Sales Analysis, H1 2018

6   PRODUCT SALES ANALYSIS – H1 2018

The table below provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth.

	World			Emerging Markets			US		Europe			Established ROW
	H1 2018	Actual	CER	H1 2018	Actual	CER	H1 2018	Actual	H1 2018	Actual	CER	H1 2018	Actual	CER
	$m	%	%	$m	%	%	$m	%	$m	%	%	$m	%	%
Oncology
Tagrisso	760	89	82	159	n/m	n/m	341	89	139	83	63	121	13	9
Iressa	275	5	(1)	148	15	8	14	(18)	61	13	2	52	(15)	(18)
Lynparza	269	n/m	n/m	18	n/m	n/m	149	n/m	87	50	36	15	n/m	n/m
Imfinzi	184	n/m	n/m	3	n/m	n/m	178	n/m	3	n/m	n/m	–	–	–
Calquence	20	n/m	n/m	–	–	–	20	n/m	–	–	–	–	–	–
Legacy:
Faslodex	501	8	5	71	31	30	259	7	118	(11)	(21)	53	56	50
Zoladex	376	4	(1)	202	20	17	3	(79)	68	1	(9)	103	(10)	(13)
Arimidex	111	5	–	71	25	19	–	n/m	15	(12)	(18)	25	(14)	(17)
Casodex	104	(5)	(11)	59	5	(4)	–	–	11	–	–	34	(21)	(23)
Others	64	14	11	16	23	15	–	–	3	–	–	45	13	10
Total Oncology	2,664	42	37	747	43	37	964	91	505	21	9	448	4	–
CVRM
Brilinta	609	23	18	148	22	17	259	20	172	27	14	30	20	16
Farxiga	639	40	36	157	57	59	266	29	152	45	28	64	39	35
Onglyza	255	(16)	(19)	81	29	24	98	(38)	47	(10)	(17)	29	(3)	(7)
Bydureon	294	(2)	(3)	7	40	40	234	(4)	43	2	(10)	10	11	11
Byetta	60	(33)	(35)	4	(20)	(60)	32	(45)	16	(11)	(11)	8	–	–
Symlin	16	(36)	(36)	–	–	–	16	(36)	–	–	–	–	–	–
Legacy:
Crestor	727	(39)	(42)	424	9	4	90	(41)	111	(69)	(72)	102	(64)	(66)
Seloken/Toprol-XL	373	2	(2)	328	13	9	26	(13)	12	(71)	(71)	7	17	17
Atacand	137	(7)	(10)	76	(11)	(11)	10	(17)	41	(2)	(12)	10	25	25
Others	158	(12)	(17)	109	(1)	(7)	(2)	n/m	38	(22)	(27)	13	(35)	(35)
Total CVRM	3,268	(8)	(11)	1,334	14	10	1,029	(7)	632	(25)	(33)	273	(38)	(40)
Respiratory
Symbicort	1,306	(6)	(10)	241	13	10	439	(21)	411	3	(8)	215	(1)	(5)
Pulmicort	633	12	6	482	22	15	59	(24)	50	4	(6)	42	2	(2)
Fasenra	86	n/m	n/m	–	–	–	67	n/m	8	n/m	n/m	11	n/m	n/m
Daliresp/Daxas	83	(10)	(12)	1	(67)	n/m	67	(15)	14	56	44	1	–	–
Tudorza/Eklira	73	3	(3)	–	–	–	29	–	38	–	(11)	6	50	50
Duaklir	50	43	29	1	n/m	n/m	–	–	47	38	24	2	n/m	n/m
Bevespi	13	n/m	n/m	–	–	–	13	n/m	–	–	–	–	–	–
Others	163	23	15	61	30	17	1	(50)	75	23	16	26	18	14
Total Respiratory	2,407	6	–	786	19	13	675	(10)	643	9	(2)	303	6	2
Other
Nexium	890	(16)	(19)	343	–	(3)	187	(45)	122	2	(9)	238	(6)	(9)
Synagis	250	(17)	(17)	–	–	–	125	(25)	125	(6)	(6)	–	–	–
Losec/Prilosec	145	7	(1)	88	26	16	4	(50)	36	(5)	(13)	17	(15)	(15)
Seroquel XR	129	(20)	(23)	40	25	22	49	(36)	33	(23)	(30)	7	(30)	(30)
Movantik/Moventig	52	(16)	(16)	1	n/m	n/m	51	(18)	–	–	–	–	–	–
Others	210	(41)	(44)	85	(60)	(54)	18	57	58	(30)	(51)	49	(11)	(20)
Total Other	1,676	(19)	(22)	557	(15)	(16)	434	(34)	374	(10)	(19)	311	(8)	(12)

TOTAL PRODUCT SALES	10,015	2	(2)	3,424	14	10	3,102	3	2,154	(5)	(14)	1,335	(11)	(14)